Retirement Employee Benefits - Summary of Movements in Present Value of Defined Obligation (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Opening defined benefit obligation	$ 280,423	$ 216,908	$ 193,126
Service cost recognized in net income	68,020	51,452	35,530
New measurement losses / (gains):
Actuarial losses (gains) resulting from changes in financial and demographic assumptions	(10,201)	15,932	(8,802)
Benefits paid	15,267	(3,869)	(2,946)
Ending defined benefit obligation	$ 353,509	$ 280,423	$ 216,908